Consolidated Statement of Changes in Equity - NZD ($) $ in Thousands	Share Capital [Member]	Accumulated Losses [Member]	Foreign Currency Translation Reserve [Member]	Total
Balance at Jan. 31, 2018	$ 68,727	$ (72,431)	$ (2,006)	$ (5,710)
Loss for the year		(49,220)		(49,220)
Other comprehensive income for the year			(7)	(7)
Issuance new shares for cash	40,228			40,228
Issuance new shares from business combination Naked	14,196			14,196
Issuance new shares for the acquisition of FOH Online Corp	6,873			6,873
Convertible notes converted to equity	4,159			4,159
Shares issued in lieu of inventory payment
Balance at Jan. 31, 2019	134,183	(121,651)	(2,013)	10,519
Adoption of IFRS 16		(639)		(639)
Restated total equity	134,183	(122,290)	(2,013)	9,880
Loss for the year		(54,305)		(54,305)
Other comprehensive income for the year			2,131	2,131
Issuance new shares for cash	12,586			12,586
Convertible notes converted to equity	5,979			5,979
Shares issued in lieu of inventory payment	15,525			15,525
Warrants issued	374			374
Conversion of debt	1,546			1,546
Balance at Jan. 31, 2020	170,193	(176,595)	118	(6,284)
Loss for the year		(68,346)		(68,346)
Other comprehensive income for the year			(4,484)	(4,484)
Issuance new shares for cash	93,693			93,693
Shares issued in lieu of inventory payment
Conversion of debt	1,689			1,689
Shares issued in lieu of agreed settlement	5,503			5,503
Convertible notes converted to equity and exercise of warrant exchanges	67,420			67,420
Balance at Jan. 31, 2021	$ 338,498	$ (244,941)	$ (4,366)	$ 89,191